Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 4,528,761	$ 7,467,490	$ 10,710,578
Cost of sales	(3,201,654)	(4,392,436)	(4,973,953)
Gross profit	1,327,107	3,075,054	5,736,625
Other income	32,229	40,557	9,854
Administrative expenses	(185,959)	(175,765)	(142,644)
Other expenses	(104,698)	(93,400)	(75,971)
Impairment of financial assets and reversal of impairment losses	(639)	202	3,369
Other (losses) gains	(2,142)	(2,254)	117
Income from operating activities	1,065,898	2,844,394	5,531,350
Finance income	103,642	122,726	47,038
Finance costs	(197,544)	(138,402)	(86,651)
Share of profit of associates and joint ventures accounted for using the equity method	11,025	593	20,159
Foreign currency translation differences	(8,607)	(22,293)	(25,400)
Income before taxes	974,414	2,807,018	5,486,496
Income tax benefit (expense)	(282,573)	(1,876,751)	(1,572,212)
Net income	691,841	930,267	3,914,284
Net income attributable to:
Net income attributable to owners of the parent	685,117	923,191	3,906,311
Net income attributable to non-controlling interests	6,724	7,076	7,973
Net income	$ 691,841	$ 930,267	$ 3,914,284
Earnings per share
Basic (losses) earnings per share (in USD per share)	$ 2.3986	$ 3.2320	$ 13.6757
Diluted (losses) earnings per share (in USD per share)	$ 2.3986	$ 3.2320	$ 13.6757